STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Income
Interest income		$ 45,767	$ 47,997
Miscellaneous		629,169	923,483
Revenues		674,936	971,480
Share of income (losses) from operating limited partnerships	[1]	11,837,639	7,643,945
Expenses and loss
Fund management fee		3,348,748	4,069,465
Amortization		66,792	446,669
General and administrative expenses		456,119	644,311
Professional fees		626,646	649,668
Impairment loss		2,593,629	7,116,275
Operating expenses		7,091,934	12,926,388
NET INCOME (LOSS)		5,420,641	(4,310,963)
Net income (loss) allocated to general partner		54,208	(43,109)
Net income (loss) allocated to limited partners		$ 5,366,433	$ (4,267,854)
Net income (loss) per BAC (in dollars per unit)		$ 0.06	$ (0.05)
Series Twenty [Member]
Income
Interest income		$ 492	$ 701
Miscellaneous		64	689
Revenues		556	1,390
Share of income (losses) from operating limited partnerships	[2]	70,580	722,000
Expenses and loss
Fund management fee		(56,541)	77,349
Amortization		0	0
General and administrative expenses		19,121	21,816
Professional fees		19,722	17,834
Impairment loss		0	0
Operating expenses		(17,698)	116,999
NET INCOME (LOSS)		88,834	606,391
Net income (loss) allocated to general partner		888	6,064
Net income (loss) allocated to limited partners		$ 87,946	$ 600,327
Net income (loss) per BAC (in dollars per unit)		$ 0.02	$ 0.16
Series Twenty One [Member]
Income
Interest income		$ 330	$ 326
Miscellaneous		859	7,372
Revenues		1,189	7,698
Share of income (losses) from operating limited partnerships	[3]	0	79,000
Expenses and loss
Fund management fee		20,249	55,254
Amortization		0	0
General and administrative expenses		13,238	14,201
Professional fees		14,357	14,174
Impairment loss		0	0
Operating expenses		47,844	83,629
NET INCOME (LOSS)		(46,655)	3,069
Net income (loss) allocated to general partner		(467)	31
Net income (loss) allocated to limited partners		$ (46,188)	$ 3,038
Net income (loss) per BAC (in dollars per unit)		$ (0.02)	$ 0
Series Twenty Two [Member]
Income
Interest income		$ 143	$ 309
Miscellaneous		284	5,683
Revenues		427	5,992
Share of income (losses) from operating limited partnerships	[4]	166,896	0
Expenses and loss
Fund management fee		32,524	59,070
Amortization		0	0
General and administrative expenses		15,740	17,461
Professional fees		18,294	27,939
Impairment loss		0	0
Operating expenses		66,558	104,470
NET INCOME (LOSS)		100,765	(98,478)
Net income (loss) allocated to general partner		1,008	(985)
Net income (loss) allocated to limited partners		$ 99,757	$ (97,493)
Net income (loss) per BAC (in dollars per unit)		$ 0.04	$ (0.04)
Series Twenty Three [Member]
Income
Interest income		$ 194	$ 265
Miscellaneous		7,590	0
Revenues		7,784	265
Share of income (losses) from operating limited partnerships	[5]	426,346	0
Expenses and loss
Fund management fee		(32,141)	84,219
Amortization		0	0
General and administrative expenses		18,345	20,445
Professional fees		17,872	21,064
Impairment loss		0	0
Operating expenses		4,076	125,728
NET INCOME (LOSS)		430,054	(125,463)
Net income (loss) allocated to general partner		4,301	(1,255)
Net income (loss) allocated to limited partners		$ 425,753	$ (124,208)
Net income (loss) per BAC (in dollars per unit)		$ 0.13	$ (0.04)
Series Twenty Four [Member]
Income
Interest income		$ 2,514	$ 1,625
Miscellaneous		3,890	14,568
Revenues		6,404	16,193
Share of income (losses) from operating limited partnerships	[6]	207,327	1,630,062
Expenses and loss
Fund management fee		(19,728)	(19,566)
Amortization		0	0
General and administrative expenses		15,838	16,697
Professional fees		25,760	23,429
Impairment loss		0	0
Operating expenses		21,870	20,560
NET INCOME (LOSS)		191,861	1,625,695
Net income (loss) allocated to general partner		1,919	16,257
Net income (loss) allocated to limited partners		$ 189,942	$ 1,609,438
Net income (loss) per BAC (in dollars per unit)		$ 0.09	$ 0.74
Series Twenty Five [Member]
Income
Interest income		$ 10,568	$ 5,136
Miscellaneous		10,178	13,092
Revenues		20,746	18,228
Share of income (losses) from operating limited partnerships	[7]	1,295,124	0
Expenses and loss
Fund management fee		19,401	37,896
Amortization		0	0
General and administrative expenses		17,700	19,704
Professional fees		16,911	20,307
Impairment loss		0	0
Operating expenses		54,012	77,907
NET INCOME (LOSS)		1,261,858	(59,679)
Net income (loss) allocated to general partner		12,619	(597)
Net income (loss) allocated to limited partners		$ 1,249,239	$ (59,082)
Net income (loss) per BAC (in dollars per unit)		$ 0.41	$ (0.02)
Series Twenty Six [Member]
Income
Interest income		$ 5,148	$ 2,062
Miscellaneous		4,649	19,909
Revenues		9,797	21,971
Share of income (losses) from operating limited partnerships	[8]	647,125	2,801,657
Expenses and loss
Fund management fee		41,257	20,694
Amortization		0	0
General and administrative expenses		22,307	25,174
Professional fees		35,582	40,997
Impairment loss		0	0
Operating expenses		99,146	86,865
NET INCOME (LOSS)		557,776	2,736,763
Net income (loss) allocated to general partner		5,578	27,368
Net income (loss) allocated to limited partners		$ 552,198	$ 2,709,395
Net income (loss) per BAC (in dollars per unit)		$ 0.14	$ 0.68
Series Twenty Seven [Member]
Income
Interest income		$ 3,558	$ 1,996
Miscellaneous		8,514	49,915
Revenues		12,072	51,911
Share of income (losses) from operating limited partnerships	[9]	237,896	2,508,394
Expenses and loss
Fund management fee		140,938	126,621
Amortization		0	0
General and administrative expenses		16,136	17,208
Professional fees		43,160	30,802
Impairment loss		0	0
Operating expenses		200,234	174,631
NET INCOME (LOSS)		49,734	2,385,674
Net income (loss) allocated to general partner		497	23,857
Net income (loss) allocated to limited partners		$ 49,237	$ 2,361,817
Net income (loss) per BAC (in dollars per unit)		$ 0.02	$ 0.96
Series Twenty Eight [Member]
Income
Interest income		$ 14,044	$ 1,648
Miscellaneous		264,302	256,704
Revenues		278,346	258,352
Share of income (losses) from operating limited partnerships	[10]	5,854,818	939,495
Expenses and loss
Fund management fee		79,376	156,842
Amortization		0	0
General and administrative expenses		19,324	21,422
Professional fees		25,609	27,279
Impairment loss		0	0
Operating expenses		124,309	205,543
NET INCOME (LOSS)		6,008,855	992,304
Net income (loss) allocated to general partner		60,089	9,923
Net income (loss) allocated to limited partners		$ 5,948,766	$ 982,381
Net income (loss) per BAC (in dollars per unit)		$ 1.49	$ 0.25
Series Twenty Nine [Member]
Income
Interest income		$ 704	$ 386
Miscellaneous		1,700	18,977
Revenues		2,404	19,363
Share of income (losses) from operating limited partnerships	[11]	278,493	344,656
Expenses and loss
Fund management fee		183,052	247,888
Amortization		0	0
General and administrative expenses		20,216	21,831
Professional fees		32,789	26,121
Impairment loss		0	0
Operating expenses		236,057	295,840
NET INCOME (LOSS)		44,840	68,179
Net income (loss) allocated to general partner		448	682
Net income (loss) allocated to limited partners		$ 44,392	$ 67,497
Net income (loss) per BAC (in dollars per unit)		$ 0.01	$ 0.02
Series Thirty [Member]
Income
Interest income		$ 677	$ 682
Miscellaneous		1,522	2,052
Revenues		2,199	2,734
Share of income (losses) from operating limited partnerships	[12]	94,887	0
Expenses and loss
Fund management fee		61,708	135,287
Amortization		0	0
General and administrative expenses		15,913	16,985
Professional fees		20,400	21,420
Impairment loss		0	0
Operating expenses		98,021	173,692
NET INCOME (LOSS)		(935)	(170,958)
Net income (loss) allocated to general partner		(9)	(1,710)
Net income (loss) allocated to limited partners		$ (926)	$ (169,248)
Net income (loss) per BAC (in dollars per unit)		$ 0	$ (0.06)
Series Thirty One [Member]
Income
Interest income		$ 1,279	$ 750
Miscellaneous		928	28,143
Revenues		2,207	28,893
Share of income (losses) from operating limited partnerships	[13]	2,840,263	624,556
Expenses and loss
Fund management fee		227,575	266,630
Amortization		0	0
General and administrative expenses		20,366	22,383
Professional fees		28,104	27,309
Impairment loss		0	0
Operating expenses		276,045	316,322
NET INCOME (LOSS)		2,566,425	337,127
Net income (loss) allocated to general partner		25,664	3,371
Net income (loss) allocated to limited partners		$ 2,540,761	$ 333,756
Net income (loss) per BAC (in dollars per unit)		$ 0.58	$ 0.08
Series Thirty Two [Member]
Income
Interest income		$ 421	$ 26,586
Miscellaneous		16,778	25,439
Revenues		17,199	52,025
Share of income (losses) from operating limited partnerships	[14]	107,673	3,428
Expenses and loss
Fund management fee		233,246	210,694
Amortization		0	0
General and administrative expenses		20,109	22,092
Professional fees		20,983	19,444
Impairment loss		0	0
Operating expenses		274,338	252,230
NET INCOME (LOSS)		(149,466)	(196,777)
Net income (loss) allocated to general partner		(1,495)	(1,968)
Net income (loss) allocated to limited partners		$ (147,971)	$ (194,809)
Net income (loss) per BAC (in dollars per unit)		$ (0.03)	$ (0.04)
Series Thirty Three [Member]
Income
Interest income		$ 529	$ 572
Miscellaneous		2,777	6,686
Revenues		3,306	7,258
Share of income (losses) from operating limited partnerships	[15]	53,079	0
Expenses and loss
Fund management fee		59,029	107,019
Amortization		0	0
General and administrative expenses		14,437	15,298
Professional fees		15,447	15,029
Impairment loss		0	0
Operating expenses		88,913	137,346
NET INCOME (LOSS)		(32,528)	(130,088)
Net income (loss) allocated to general partner		(325)	(1,301)
Net income (loss) allocated to limited partners		$ (32,203)	$ (128,787)
Net income (loss) per BAC (in dollars per unit)		$ (0.01)	$ (0.05)
Series Thirty Four [Member]
Income
Interest income		$ 493	$ 80
Miscellaneous		18,332	65,338
Revenues		18,825	65,418
Share of income (losses) from operating limited partnerships	[16]	502,727	176,333
Expenses and loss
Fund management fee		126,065	239,275
Amortization		0	0
General and administrative expenses		17,187	18,159
Professional fees		19,039	21,424
Impairment loss		0	0
Operating expenses		162,291	278,858
NET INCOME (LOSS)		359,261	(37,107)
Net income (loss) allocated to general partner		3,593	(371)
Net income (loss) allocated to limited partners		$ 355,668	$ (36,736)
Net income (loss) per BAC (in dollars per unit)		$ 0.1	$ (0.01)
Series Thirty Five [Member]
Income
Interest income		$ 339	$ 300
Miscellaneous		10,324	158,019
Revenues		10,663	158,319
Share of income (losses) from operating limited partnerships		0	0
Expenses and loss
Fund management fee		173,231	149,479
Amortization		0	0
General and administrative expenses		16,748	17,520
Professional fees		16,964	16,994
Impairment loss		0	0
Operating expenses		206,943	183,993
NET INCOME (LOSS)		(196,280)	(25,674)
Net income (loss) allocated to general partner		(1,963)	(257)
Net income (loss) allocated to limited partners		$ (194,317)	$ (25,417)
Net income (loss) per BAC (in dollars per unit)		$ (0.06)	$ (0.01)
Series Thirty Six [Member]
Income
Interest income		$ 1,117	$ 957
Miscellaneous		21,885	23,083
Revenues		23,002	24,040
Share of income (losses) from operating limited partnerships	[17]	25,054	0
Expenses and loss
Fund management fee		118,401	113,457
Amortization		0	0
General and administrative expenses		13,554	14,409
Professional fees		16,123	17,691
Impairment loss		0	0
Operating expenses		148,078	145,557
NET INCOME (LOSS)		(100,022)	(121,517)
Net income (loss) allocated to general partner		(1,000)	(1,215)
Net income (loss) allocated to limited partners		$ (99,022)	$ (120,302)
Net income (loss) per BAC (in dollars per unit)		$ (0.05)	$ (0.06)
Series Thirty Seven [Member]
Income
Interest income		$ 657	$ 699
Miscellaneous		24,632	24,920
Revenues		25,289	25,619
Share of income (losses) from operating limited partnerships		0	0
Expenses and loss
Fund management fee		153,440	184,475
Amortization		0	0
General and administrative expenses		13,828	14,603
Professional fees		15,685	14,024
Impairment loss		0	0
Operating expenses		182,953	213,102
NET INCOME (LOSS)		(157,664)	(187,483)
Net income (loss) allocated to general partner		(1,577)	(1,875)
Net income (loss) allocated to limited partners		$ (156,087)	$ (185,608)
Net income (loss) per BAC (in dollars per unit)		$ (0.06)	$ (0.07)
Series Thirty Eight [Member]
Income
Interest income		$ 291	$ 274
Miscellaneous		55,454	69,621
Revenues		55,745	69,895
Share of income (losses) from operating limited partnerships		0	0
Expenses and loss
Fund management fee		145,085	141,801
Amortization		0	0
General and administrative expenses		14,457	15,289
Professional fees		16,626	15,839
Impairment loss		0	0
Operating expenses		176,168	172,929
NET INCOME (LOSS)		(120,423)	(103,034)
Net income (loss) allocated to general partner		(1,204)	(1,030)
Net income (loss) allocated to limited partners		$ (119,219)	$ (102,004)
Net income (loss) per BAC (in dollars per unit)		$ (0.05)	$ (0.04)
Series Thirty Nine [Member]
Income
Interest income		$ 316	$ 302
Miscellaneous		11,975	12,956
Revenues		12,291	13,258
Share of income (losses) from operating limited partnerships	[18]	29,999	0
Expenses and loss
Fund management fee		125,063	119,052
Amortization		0	0
General and administrative expenses		13,397	14,318
Professional fees		15,891	15,484
Impairment loss		0	0
Operating expenses		154,351	148,854
NET INCOME (LOSS)		(112,061)	(135,596)
Net income (loss) allocated to general partner		(1,121)	(1,356)
Net income (loss) allocated to limited partners		$ (110,940)	$ (134,240)
Net income (loss) per BAC (in dollars per unit)		$ (0.05)	$ (0.06)
Series Forty [Member]
Income
Interest income		$ 78	$ 79
Miscellaneous		10,726	8,278
Revenues		10,804	8,357
Share of income (losses) from operating limited partnerships		0	0
Expenses and loss
Fund management fee		185,409	178,426
Amortization		0	0
General and administrative expenses		14,930	15,797
Professional fees		20,236	22,069
Impairment loss		0	0
Operating expenses		220,575	216,292
NET INCOME (LOSS)		(209,771)	(207,935)
Net income (loss) allocated to general partner		(2,098)	(2,079)
Net income (loss) allocated to limited partners		$ (207,673)	$ (205,856)
Net income (loss) per BAC (in dollars per unit)		$ (0.08)	$ (0.08)
Series Forty One [Member]
Income
Interest income		$ 459	$ 437
Miscellaneous		14,436	31,030
Revenues		14,895	31,467
Share of income (losses) from operating limited partnerships	[19]	0	52,000
Expenses and loss
Fund management fee		219,433	199,676
Amortization		0	0
General and administrative expenses		16,613	19,120
Professional fees		24,884	30,074
Impairment loss		0	0
Operating expenses		260,930	248,870
NET INCOME (LOSS)		(246,035)	(165,403)
Net income (loss) allocated to general partner		(2,460)	(1,654)
Net income (loss) allocated to limited partners		$ (243,575)	$ (163,749)
Net income (loss) per BAC (in dollars per unit)		$ (0.08)	$ (0.06)
Series Forty Two [Member]
Income
Interest income		$ 373	$ 392
Miscellaneous		50,424	40,591
Revenues		50,797	40,983
Share of income (losses) from operating limited partnerships	[20]	103,508	(102,342)
Expenses and loss
Fund management fee		163,766	185,435
Amortization		0	69,160
General and administrative expenses		16,143	20,602
Professional fees		31,130	29,111
Impairment loss		0	212,553
Operating expenses		211,039	516,861
NET INCOME (LOSS)		(56,734)	(578,220)
Net income (loss) allocated to general partner		(567)	(5,782)
Net income (loss) allocated to limited partners		$ (56,167)	$ (572,438)
Net income (loss) per BAC (in dollars per unit)		$ (0.02)	$ (0.21)
Series Forty Three [Member]
Income
Interest income		$ 427	$ 479
Miscellaneous		62,080	35,722
Revenues		62,507	36,201
Share of income (losses) from operating limited partnerships		(47,235)	(280,816)
Expenses and loss
Fund management fee		268,035	246,428
Amortization		66,792	66,792
General and administrative expenses		18,606	21,458
Professional fees		28,375	30,652
Impairment loss		268,187	972,475
Operating expenses		649,995	1,337,805
NET INCOME (LOSS)		(634,723)	(1,582,420)
Net income (loss) allocated to general partner		(6,347)	(15,824)
Net income (loss) allocated to limited partners		$ (628,376)	$ (1,566,596)
Net income (loss) per BAC (in dollars per unit)		$ (0.17)	$ (0.43)
Series Forty Four [Member]
Income
Interest income		$ 16	$ 227
Miscellaneous		584	4,696
Revenues		600	4,923
Share of income (losses) from operating limited partnerships		(118,343)	(270,876)
Expenses and loss
Fund management fee		206,520	224,950
Amortization		0	282,800
General and administrative expenses		14,832	21,675
Professional fees		20,276	37,930
Impairment loss		0	1,696,224
Operating expenses		241,628	2,263,579
NET INCOME (LOSS)		(359,371)	(2,529,532)
Net income (loss) allocated to general partner		(3,594)	(25,295)
Net income (loss) allocated to limited partners		$ (355,777)	$ (2,504,237)
Net income (loss) per BAC (in dollars per unit)		$ (0.13)	$ (0.93)
Series Forty Five [Member]
Income
Interest income		$ 104	$ 277
Miscellaneous		24,282	0
Revenues		24,386	277
Share of income (losses) from operating limited partnerships	[21]	(239,227)	(665,720)
Expenses and loss
Fund management fee		247,550	308,117
Amortization		0	17,816
General and administrative expenses		20,371	159,624
Professional fees		40,950	40,844
Impairment loss		918,818	2,293,749
Operating expenses		1,227,689	2,820,150
NET INCOME (LOSS)		(1,442,530)	(3,485,593)
Net income (loss) allocated to general partner		(14,425)	(34,856)
Net income (loss) allocated to limited partners		$ (1,428,105)	$ (3,450,737)
Net income (loss) per BAC (in dollars per unit)		$ (0.36)	$ (0.86)
Series Forty Six [Member]
Income
Interest income		$ 496	$ 450
Miscellaneous		0	0
Revenues		496	450
Share of income (losses) from operating limited partnerships		(699,351)	(917,882)
Expenses and loss
Fund management fee		226,805	212,997
Amortization		0	10,101
General and administrative expenses		16,663	19,020
Professional fees		25,477	24,384
Impairment loss		1,406,624	1,941,274
Operating expenses		1,675,569	2,207,776
NET INCOME (LOSS)		(2,374,424)	(3,125,208)
Net income (loss) allocated to general partner		(23,744)	(31,252)
Net income (loss) allocated to limited partners		$ (2,350,680)	$ (3,093,956)
Net income (loss) per BAC (in dollars per unit)		$ (0.79)	$ (1.04)

[1]	Includes $12,941,795 and $9,882,625, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[2]	Includes $70,580 and $722,000, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[3]	Includes $- and $79,000, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[4]	Includes $166,896 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[5]	Includes $426,346 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[6]	Includes $207,327 and $1,630,062, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[7]	Includes $1,295,124 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[8]	Includes $647,125 and $2,801,657, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[9]	Includes $237,896 and $2,508,394, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[10]	Includes $5,854,818 and $939,495, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[11]	Includes $278,493 and $344,656, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[12]	Includes $94,887 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[13]	Includes $2,840,263 and $624,556, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[14]	Includes $107,673 and $3,428, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[15]	Includes $53,079 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[16]	Includes $502,727 and $176,333, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[17]	Includes $25,054 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[18]	Includes $29,999 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[19]	Includes $- and $52,000, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[20]	Includes $103,508 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[21]	Includes $- and $1,044, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.